Offerings	Feb. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200%SeniorNotes due2030
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99796
Maximum Aggregate Offering Price	$ 648,674,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,311.99
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700%SeniorNotes due2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99872
Maximum Aggregate Offering Price	$ 1,248,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,130.04
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200%SeniorNotes due2055
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99398
Maximum Aggregate Offering Price	$ 1,093,378,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 167,396.18
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.